Debt - Narrative (Details) $ / shares in Units, shares in Millions	1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Jan. 31, 2026 USD ($) rig	Mar. 31, 2024 USD ($)	Feb. 28, 2023 USD ($) shares $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 $ / shares	Jun. 30, 2026 USD ($) shares $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Feb. 28, 2031	Apr. 30, 2026 USD ($)	Aug. 31, 2024 USD ($)	Nov. 07, 2023
Debt Instrument [Line Items]
Repayments of debt					$ 2,293,100,000	$ 70,700,000		$ 2,293,100,000	$ 70,700,000
Premium paid convertible bonds repurchased			$ 2,300,000
Number of jack up rigs acquired | rig		2
Loss on debt extinguishment					(176,300,000)	$ 0		(176,300,000)	$ 0
S 2024 Q1 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share) | $ / shares											$ 0.32
O 2025 Q1 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share) | $ / shares							$ 0.02
Senior Secured 2028 Notes
Debt Instrument [Line Items]
Debt instrument, interest rate																10.00%
Senior Secured 2030 Notes
Debt Instrument [Line Items]
Debt instrument, interest rate																10.375%
Senior Secured Notes due 2028
Debt Instrument [Line Items]
Principal amount											$ 350,000,000.0	$ 1,025,000,000
Issue price, percentage											102.50%	97.75%
Proceeds from debt											$ 369,600,000	$ 1,001,900,000
Repurchased amount	$ 1,128,100,000				1,128,100,000			1,128,100,000
Senior Secured Notes due 2030
Debt Instrument [Line Items]
Principal amount										$ 165,000,000.0	$ 175,000,000.0	$ 515,000,000.0
Issue price, percentage										100.00%	102.50%	97.00%
Proceeds from debt										$ 166,600,000	$ 188,100,000	$ 499,500,000
Repurchased amount	$ 770,700,000				770,700,000			770,700,000
Senior Secured Notes due in 2028 and 2030
Debt Instrument [Line Items]
Repayments of debt								2,009,000,000
Loss on debt extinguishment					$ (142,000,000.0)			$ (142,000,000.0)
Senior Secured Notes due 2032
Debt Instrument [Line Items]
Debt instrument, interest rate	8.75%				8.75%			8.75%
Principal amount	$ 1,100,000,000
Senior Secured Notes due 2034
Debt Instrument [Line Items]
Debt instrument, interest rate	9.00%				9.00%			9.00%
Principal amount	$ 935,000,000.0
Senior Secured Notes due 2032 and 2034
Debt Instrument [Line Items]
Principal amount	$ 2,035,000,000
Amortization rate of loans	5.00%				5.00%			5.00%
Repayment price, percentage								1.025
Super senior revolving credit facility, guarantee facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 45,000,000.0				$ 45,000,000.0			$ 45,000,000.0							$ 45,000,000.0
Convertible Bonds due 2028
Debt Instrument [Line Items]
Debt instrument, interest rate				5.00%
Repurchased amount	195,200,000		$ 10,600,000		195,200,000			195,200,000						$ 195,200,000
Convertible bonds issuance	$ 250,000,000			$ 250,000,000.0	$ 250,000,000			$ 250,000,000
Conversion price (in dollars per share) | $ / shares	$ 6.9376			$ 7.3471	$ 6.9376			$ 6.9376
Convertible shares (in shares) | shares				34.0				6.4
Repurchase price, percentage			120.88%
Repurchase amount			$ 12,900,000
Loss on debt extinguishment								$ (34,000,000.0)
Convertible Notes
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares	$ 8.00				$ 8.00			$ 8.00
Convertible shares (in shares) | shares								37.5
Convertible Notes | Convertible Notes
Debt Instrument [Line Items]
Debt instrument, interest rate														3.50%
Convertible bonds issuance														$ 300,000,000.0
Seller’s Credit
Debt Instrument [Line Items]
Debt instrument, interest rate		7.50%
Number of jack up rigs acquired | rig		5
Line of credit facility, additional amount		$ 150,000,000
Number of jack up rigs secured | rig		3
Period interests payments can be added to outstanding principal		18 months
Seller’s Credit | Forecast
Debt Instrument [Line Items]
Debt instrument, interest rate													15.00%
Super Senior Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 250,000,000.0				$ 250,000,000.0			$ 250,000,000.0
Margin reduced	3.00%
Line of credit facility, borrowing capacity, canceled								34,000,000.0
Loss on debt extinguishment								$ (300,000)
Senior Secured Revolving Facility
Debt Instrument [Line Items]
Line of credit facility, borrowing capacity, canceled	$ 34,000,000.0
Interest bearing debt
Debt Instrument [Line Items]
Average interest rate								9.50%	9.80%
Interest bearing debt excl convertible bonds
Debt Instrument [Line Items]
Average interest rate								10.20%	10.40%